Trade and other receivables	9 Months Ended
Sep. 30, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables
Trade and other receivables as of September 30, 2022 and December 31, 2021, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade receivables	158,611	227,343
Tax receivables	39,700	59,350
Prepayments	24,054	9,342
Other accounts receivable	8,351	11,108
Total	230,716	307,143

The decrease in trade receivables is primarily due to payments received from CNMC in the solar assets of the Company in Spain and from Pemex in ACT.

The increase in prepayments is primarily due to the timing of insurance payments.

As of September 30, 2022, and December 31, 2021, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.